Loans Payable (Summary of Loans Payable) (Details) - USD ($)	Jun. 30, 2016	Jun. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt	$ 28,712,000		$ 24,091,000
RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount		$ 300,000
Long-term debt		$ 300,000
Line of Credit | Term Loan Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity	15,000,000
Long-term debt	0		0
Line of Credit | Line Of Credit Promissory Note
Debt Instrument [Line Items]
Maximum borrowing capacity	20,000,000
Long-term debt	19,716,000		19,516,000
Line of Credit | Line of Credit Grid Note
Debt Instrument [Line Items]
Maximum borrowing capacity	10,000,000
Long-term debt	4,563,000		3,000,000
Line of Credit | Secured Debt | Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	1,500,000
Long-term debt	1,500,000		0
Line of Credit | Secured Debt | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000
Long-term debt	500,000		0
Unsecured Debt | Unsecured Demand Loan
Debt Instrument [Line Items]
Debt instrument, face amount	0		1,575,000
Long-term debt	0		1,575,000
Secured Debt | Secured Revolving Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Long-term debt	500,000		0
Secured Debt | Secured Revolving Promissory Note II
Debt Instrument [Line Items]
Debt instrument, face amount	500,000
Long-term debt	500,000		0
Secured Debt | Secured Revolving Promissory Note III
Debt Instrument [Line Items]
Debt instrument, face amount	1,200,000
Long-term debt	135,000		0
Convertible Debt | RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount	300,000
Long-term debt	300,000		0
Loans Payable | MGT Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount	2,109,000
Long-term debt	943,000		0
Loans Payable | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount	141,000
Long-term debt	$ 55,000		$ 0